Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value and Carrying Values of Debt and Senior Secured Convertible Notes

Fair value of the Company’s debt as of December 31, 2013 follows:

	Fair Value	Carrying Value
Senior Secured Convertible Notes — Mature in less than 1 Year	$17,712	$12,107
Current maturities of long-term debt	141	141
Long-term debt	300	300

Total	$18,153	$12,548

This combination of the OPM with the PWERM is sometimes referred to as a hybrid valuation method. The OPM treated the common stock interest as a “call option” on the Company’s overall enterprise value, determining the residual value to the common stock in the event that the Company was successful enough to satisfy the obligations due on the senior securities — in this case the holders of the Company’s Senior Secured Convertible Notes.

	Fair Value	Carrying Value
At December 31, 2013
Senior Secured Convertible Notes — Mature in less than 1 Year	$17,712	$12,107
Current maturities of long-term debt	141	141
Long-term debt	300	300

Total	$18,153	$12,548

At December 31, 2012
Current maturities of long-term debt	$100	$100
Long-term debt	346	346

Total	$446	$446

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012, consisted of the following types of instruments:

	Fair Value Measurements Using
	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2013
Liability classified warrants	$—	$—	$—	$—

	$—	$—	$—	$—

At December 31, 2012
Liability classified warrants	$3,268	$—	$—	$3,268

	$3,268	$—	$—	$3,268

Reconciliation of Changes in Classified Warrants Measured at Fair Value

A reconciliation of changes in fair value for the Company’s liability-classified warrants measured at fair value using inputs classified as Level 3 in the fair value hierarchy for the years ended December 31, 2013 and 2012 is as follows:

Balance as of January 1, 2012	$7,813
Decrease in fair value	(4,545)

Balance as of December 31, 2012	3,268
Expired warrants	(775)
Increase in fair value	602
Warrants exercised	(3,095)

Balance as of December 31, 2013	$—